Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit loss segregated by product (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 688,978	R$ 584,831
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	234,099	186,048
Increase (decrease) in allowance account for credit losses of financial assets	(34,201)
Stage 2 to Stage 3	117,936
Stage 3 to Stage 2	(184)
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)
Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	452,029	351,028	R$ 78,273
Increase (decrease) in allowance account for credit losses of financial assets	285,350	317,029
Increase (Decrease) in Business Combination for credit losses of financial assets		47,898
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(92,172)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	15,622	12,199
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	15,622	12,199
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	15,622	12,199	8,077
Increase (decrease) in allowance account for credit losses of financial assets	3,423	4,122
Increase (Decrease) in Business Combination for credit losses of financial assets		0
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Financial assets at amortised cost, category [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	650,269	554,501
Financial assets at amortised cost, category [member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		186,048	29,395
Increase (decrease) in allowance account for credit losses of financial assets		35,647
Increase (Decrease) in Business Combination for credit losses of financial assets		15,286
Stage 2 to Stage 1		(1)
Stage 2 to Stage 3		(17)
Stage 1 to Stage 2		152,070
Stage 3 to Stage 2		28,664
Increase (Decrease) in Write-Off for credit losses of financial assets		(74,996)
Financial assets at amortised cost, category [member] | Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	13,962	6,072
Financial assets at amortised cost, category [member] | Securities [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	13,962	6,072	2,924
Increase (decrease) in allowance account for credit losses of financial assets	7,890	3,148
Increase (Decrease) in Business Combination for credit losses of financial assets		0
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,364	2,803
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,364	2,803	2,681
Increase (decrease) in allowance account for credit losses of financial assets	(439)	122
Increase (Decrease) in Business Combination for credit losses of financial assets		0
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	396,994	311,823
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	230,079	182,281	14,181
Increase (decrease) in allowance account for credit losses of financial assets	(34,416)	(3,226)
Increase (Decrease) in Business Combination for credit losses of financial assets		15,268
Stage 2 to Stage 1		(1)
Stage 2 to Stage 3	117,930	(17)
Stage 1 to Stage 2		148,304
Stage 3 to Stage 2	(184)	28,663
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(20,891)
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	396,993	311,822	43,149
Increase (decrease) in allowance account for credit losses of financial assets	269,520	263,168
Increase (Decrease) in Business Combination for credit losses of financial assets		43,573
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(38,068)
Financial assets at amortised cost, category [member] | Securities Trading And Intermediation [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	136,872	114,692
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	75,885	63,907
Financial assets at amortised cost, category [member] | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	24,192	55,204
On-balance exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	665,891	566,700
On-balance exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	230,079	182,281	14,181
Increase (decrease) in allowance account for credit losses of financial assets	(34,416)	(3,226)
Increase (Decrease) in Business Combination for credit losses of financial assets		15,268
Stage 2 to Stage 1		(1)
Stage 2 to Stage 3	117,930	(17)
Stage 1 to Stage 2		148,304
Stage 3 to Stage 2	(184)	28,663
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(20,891)
On-balance exposures [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	428,941	332,896	56,831
Increase (decrease) in allowance account for credit losses of financial assets	280,394	270,560
Increase (Decrease) in Business Combination for credit losses of financial assets		43,573
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(38,068)
Off-Balance Exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	23,087	18,131
Off-Balance Exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	4,020	3,767	0
Increase (decrease) in allowance account for credit losses of financial assets	215	(18)
Increase (Decrease) in Business Combination for credit losses of financial assets		18
Stage 2 to Stage 1		0
Stage 2 to Stage 3	6	0
Stage 1 to Stage 2		3,766
Stage 3 to Stage 2	0	1
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Off-Balance Exposures [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	23,088	18,132	6,228
Increase (decrease) in allowance account for credit losses of financial assets	4,956	7,579
Increase (Decrease) in Business Combination for credit losses of financial assets		4,325
Increase (Decrease) in Write-Off for credit losses of financial assets	R$ 0	0
Other off-balance exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		0	15,214
Increase (decrease) in allowance account for credit losses of financial assets		38,891
Increase (Decrease) in Business Combination for credit losses of financial assets		0
Stage 2 to Stage 1		0
Stage 2 to Stage 3		0
Stage 1 to Stage 2		0
Stage 3 to Stage 2		0
Increase (Decrease) in Write-Off for credit losses of financial assets		(54,105)
Other off-balance exposures [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		0	R$ 15,214
Increase (decrease) in allowance account for credit losses of financial assets		38,890
Increase (Decrease) in Business Combination for credit losses of financial assets		0
Increase (Decrease) in Write-Off for credit losses of financial assets		R$ (54,104)